Segment Reporting (Information for Long-Lived Assets Based on Physical Location) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Long-lived assets	¥ 266,604	¥ 264,487	¥ 261,491
Japan
Segment Reporting Information [Line Items]
Long-lived assets	185,257	182,793	173,683
Asia
Segment Reporting Information [Line Items]
Long-lived assets	39,366	43,785	49,936
Europe
Segment Reporting Information [Line Items]
Long-lived assets	15,969	16,661	16,153
United States of America
Segment Reporting Information [Line Items]
Long-lived assets	18,553	14,264	14,743
Other Countries
Segment Reporting Information [Line Items]
Long-lived assets	¥ 7,459	¥ 6,984	¥ 6,976